Results of Quarterly Operations (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Results of Operations

Our quarterly results of operations for these periods are not necessarily indicative of future results of operations (in thousands, except per share amounts):

	First	Second	Third	Fourth
2014	Quarter	Quarter	Quarter	Quarter
Total revenues	$248,132	$342,563	$477,920	$635,001
Cost of homes sales and other	195,595	267,937	387,721	506,101
Impairments and lot option abandonments	468	104	552	1,391
Gross margin	$52,069	$74,522	$89,647	$127,509
Income (loss) from continuing operations	$7,581	$24,225	$10,965	$41,426
Discontinued operations, net of income taxes	—	—	—	—
Net income	$7,581	$24,225	$10,965	$41,426

Earnings (loss) per share
Basic
Continuing operations	$0.06	$0.19	$0.07	$0.26
Discontinued operations	—	—	—	—
Net earnings (loss) per share	$0.06	$0.19	$0.07	$0.26
Diluted
Continuing operations	$0.06	$0.19	$0.07	$0.26
Discontinued operations	—	—	—	—
Net earnings (loss) per share	$0.06	$0.19	$0.07	$0.26

	First	Second	Third	Fourth
2013	Quarter	Quarter	Quarter	Quarter
Total revenues	$195,516	$267,837	$323,866	$487,493
Cost of homes sales and other	159,567	211,135	247,119	371,646
Impairments and lot option abandonments	493	203	549	344,203
Gross margin	$35,456	$56,499	$76,198	$(228,356)
Income (loss) from continuing operations	$(55)	$8,441	$19,941	$(179,620)
Discontinued operations, net of income taxes	189	(23)	218	1,454
Net income	$134	$8,418	$20,159	$(178,166)

Earnings (loss) per share
Basic
Continuing operations	$—	$0.06	$0.15	$(1.38)
Discontinued operations	—	—	0.01	0.01
Net earnings (loss) per share	$—	$0.06	$0.16	$(1.37)
Diluted
Continuing operations	$—	$0.06	$0.15	$(1.38)
Discontinued operations	—	—	—	0.01
Net earnings (loss) per share	$—	$0.06	$0.15	$(1.37)